Equity - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions					3 Months Ended
	Oct. 13, 2023 EUR (€) shares	Oct. 13, 2023 USD ($) $ / shares shares	Oct. 10, 2023 shares	Oct. 02, 2023 € / shares shares	Dec. 31, 2023 EUR (€) shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees					€ 19.8
Deferred offering costs					€ 2.9
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares | shares				182,721,369	187,825,592	182,721,369	182,721,369	182,721,369
Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Number of ordinary shares issued | shares	10,752,688	10,752,688
Initial public offering price | $ / shares		$ 46
Total proceeds from IPO | $		$ 473.6
Early repayment of borrowings	€ 100.0				€ 100.0
Description of no par value ordinary shares				Prior to the IPO, the Company performed a capital reorganization. On October 2, 2023, the Company converted its share capital, comprised of 182,721,369 ordinary shares of €1.00 each into 182,721,369 no par value ordinary shares.
Par value per share | € / shares				€ 1
Shares repurchased of ordinary shares | shares			5,648,465
Initial Public Offering
Disclosure Of Detailed Information About Equity [line items]
Underwriting commission fees	19.8
Deferred offering costs	€ 2.9
USD Term Loan | Ordinary Shares
Disclosure Of Detailed Information About Equity [line items]
Early repayment of borrowings | $		$ 450.0